united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 781-416-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 91.32%
AEROSPACE/DEFENSE - 0.56%
Kaman Corp.	$5,000,000	3.2500	5/1/2024	$5,843,410

AUTO MANUFACTURERS - 3.39%
General Motors Co. - Societe Generale SA Synthetic	20,773,000	0.0000	11/16/2021	21,383,726
Horizon Global Corp.	20,000,000	2.7500	7/1/2022	14,181,080
				35,564,806
BANKS - 2.66%
BofA Finance LLC	28,000,000	0.2500	5/1/2023	26,880,000
Deutsche Bank AG	1,000,000	1.0000	5/1/2023	946,550
				27,826,550
BIOTECHNOLOGY - 3.79%
ANI Pharmaceuticals, Inc.	11,814,000	3.0000	12/1/2019	13,511,766
Innoviva, Inc.	7,250,000	2.1250	1/15/2023	7,077,820
Ligand Pharmaceuticals, Inc. -144A	18,000,000	0.7500	5/15/2023	19,114,668
				39,704,254
BUILDINGS MATERIALS - 0.69%
Patrick Industries, Inc. - 144A	7,500,000	1.0000	2/1/2023	7,258,365

COMMERCIAL SERVICES - 1.58%
Macquarie Infrastructure Corp.	100,000	2.0000	10/1/2023	88,917
Square, Inc. -144A	15,000,000	0.5000	5/15/2023	16,456,590
				16,545,507
COMPUTERS - 3.00%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	30,000,000	0.0000	3/17/2023	29,625,100
Electronics For Imaging, Inc.	100,000	0.7500	9/1/2019	99,781
Intel Corp. - Wells Fargo & Co. Synthetic	1,000,000	0.0000	6/5/2020	1,675,874
				31,400,755
DIVERSIFIED FINANCIAL SERVICES - 8.16%
Cowen, Inc. - 144A	24,000,000	3.0000	12/15/2022	26,520,000
Encore Capital Group, Inc.	1,000,000	2.8750	3/15/2021	924,979
Granite Point Mortgage Trust, Inc. - 144A	20,000,000	5.6250	12/1/2022	20,470,180
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,364,000	4.1250	9/1/2022	22,057,976
PRA Group, Inc.	15,000,000	3.0000	8/1/2020	14,486,175
PRA Group, Inc.	1,000,000	3.5000	6/1/2023	1,068,800
				85,528,110
ELECTRONICS - 3.86%
II-VI, Inc. - 144A	1,000,000	0.2500	9/1/2022	1,054,156
OSI Systems, Inc.	13,000,000	1.2500	9/1/2022	12,610,884
TTM Technologies, Inc.	9,000,000	1.7500	12/15/2020	16,591,284
Vishay Intertechnology, Inc. - 144A	10,000,000	2.2500	6/15/2025	10,226,020
				40,482,344
ENERGY-ALTERNATE SOURCES - 2.38%
Green Plains, Inc.	10,000,000	4.1250	9/1/2022	9,541,020
NextEra Energy Partners LP - 144A	15,000,000	1.5000	9/15/2020	15,356,205
				24,897,225
ENGINEERING & CONSTRUCTION - 2.76%
Tutor Perini Corp.	29,000,000	2.8750	6/15/2021	28,884,464

ENTERTAINMENT - 0.49%
Marriot Vacation Worldwide Corp. - 144A	5,000,000	1.5000	9/15/2022	5,185,605

HEALTHCARE-PRODUCTS - 0.67%
Trinity Biotech Investment Ltd.	8,700,000	4.0000	4/1/2045	7,042,128

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 91.32% (Continued)
HOME BUILDERS - 2.35%
KB Home	$1,000,000	1.3750	2/1/2019	$1,027,163
LGI Homes, Inc.	9,840,000	4.2500	11/15/2019	23,644,920
				24,672,083
INSURANCE - 3.73%
AmTrust Financial Services, Inc.	21,476,000	2.7500	12/15/2044	20,825,277
HCI Group, Inc.	500,000	3.8750	3/15/2019	499,337
HCI Group, Inc.	18,000,000	4.2500	3/1/2037	17,746,956
				39,071,570
INTERNET - 5.03%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	29,000,000	0.0000	4/21/2023	29,904,800
Chegg, Inc. - 144A	100,000	0.2500	5/15/2023	119,318
Quotient Technology, Inc. - 144A	3,000,000	1.7500	12/1/2022	3,242,985
Twitter, Inc. - 144A	10,000,000	0.2500	6/15/2024	9,120,810
Twitter, Inc.	10,000,000	1.0000	9/15/2021	9,295,930
Zillow Group, Inc.	1,000,000	1.5000	7/1/2023	997,071
				52,680,914
INVESTMENT COMPANIES - 0.37%
BlackRock Capital Investment Corp.	1,000,000	5.0000	6/15/2022	1,021,632
Goldman Sachs BDC, Inc.	698,000	4.5000	4/1/2022	697,885
New Mountain Finance Corp.	1,000,000	5.0000	6/15/2019	1,022,954
TCP Capital Corp.	100,000	4.6250	3/1/2022	100,881
TPG Speciality Lending, Inc.	1,000,000	4.5000	8/1/2022	1,005,526
				3,848,878
MISCELLANEOUS MANUFACTURING - 1.71%
General Electric Co. - Barclays Bank PLC Synthetic	20,000,000	0.0000	8/18/2021	17,914,000

OIL & GAS - 4.32%
Helix Energy Solutions Group, Inc.	12,500,000	4.1250	9/15/2023	16,354,575
Helix Energy Solutions Group, Inc.	4,000,000	4.2500	5/1/2022	4,431,032
Oasis Petroleum, Inc.	1,000,000	2.6250	9/15/2023	1,256,082
Oil States International, Inc. - 144A	1,000,000	1.5000	2/15/2023	1,081,597
PDC Energy, Inc.	20,000,000	1.1250	9/15/2021	21,041,020
SM Energy Co.	1,000,000	1.5000	7/1/2021	1,053,800
				45,218,106
PHARMACEUTICALS - 4.76%
Jazz Investments I, Ltd. - 144A	15,000,000	1.5000	8/15/2024	15,626,550
Jazz Investments I, Ltd.	5,000,000	1.8750	8/15/2021	5,415,910
Pacira Pharmaceuticals, Inc.	20,000,000	2.3750	4/1/2022	19,832,360
Supernus Pharmaceuticals, Inc. - 144A	8,000,000	0.6250	4/1/2023	9,040,040
				49,914,860
PRIVATE EQUITY - 1.64%
Hercules Capital, Inc.	17,000,000	4.3750	2/1/2022	17,194,922

REITS - 11.39%
Apollo Commercial Real Estate Finance, Inc.	26,000,000	4.7500	8/23/2022	25,812,748
Arbor Realty Trust, Inc. - 144A	22,000,000	5.2500	7/1/2021	21,909,784
Blackstone Mortgage Trust, Inc.	15,000,000	4.3750	5/5/2022	14,862,255
New York Mortgage Trust, Inc.	19,005,000	6.2500	1/15/2022	18,981,244
PennyMac Corp.	10,000,000	5.3750	5/1/2020	10,050,970
Redwood Trust, Inc.	13,000,000	4.7500	8/15/2023	12,732,239
Western Asset Mortgage Capital Corp.	14,554,000	6.7500	10/1/2022	15,035,548
				119,384,788
RETAIL - 1.92%
EZCORP, Inc.	1,000,000	2.1250	6/15/2019	998,750
EZCORP, Inc. - 144A	15,000,000	2.3750	5/1/2025	14,201,250
Vitamin Shoppe, Inc.	6,300,000	2.2500	12/1/2020	4,945,500
				20,145,500
SEMICONDUCTORS - 7.75%
Inphi Corp.	13,307,000	0.7500	9/1/2021	12,418,119
Integrated Device Technology, Inc.	1,000,000	0.8750	11/15/2022	1,193,869
ON Semiconductor Corp.	1,000,000	1.0000	12/1/2020	1,308,236
ON Semiconductor Corp.	14,109,000	1.6250	10/15/2023	17,724,784
Rambus, Inc. - 144A	20,000,000	1.3750	2/1/2023	18,709,220
Rovi Corp.	4,167,000	0.5000	3/1/2020	3,961,104
Synaptics, Inc.	26,000,000	0.5000	6/15/2022	25,782,796
Veeco Instruments, Inc.	100,000	2.7000	1/15/2023	89,009
				81,187,137
Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 91.32% (Continued)
SOFTWARE - 1.11%
Akami Technologies, Inc. - 144A	$10,000,000	0.1250	5/1/2025	$10,066,850
CSG Systems International, Inc.	500,000	4.2500	3/15/2036	530,560
Guideware Software, Inc.	1,000,000	1.2500	3/15/2025	998,825
				11,596,235
TELECOMMUNICATIONS - 5.50%
CalAmp Corp.	1,000,000	1.6250	5/15/2020	1,052,463
CalAmp Corp. - 144A	15,800,000	2.0000	8/1/5025	15,618,411
Finisar Corp.	24,000,000	0.5000	12/15/2036	21,674,280
Viavi Solutions, Inc.	12,000,000	1.0000	3/1/2024	11,979,000
Viavi Solutions, Inc. - 144A	7,000,000	1.7500	6/1/2023	7,183,750
				57,507,904
TRANSPORTATION - 5.75%
Aegean Marine Petroleum Network, Inc.	23,000,000	4.2500	12/15/2021	12,765,000
Air Transport Services Group, Inc. - 144A	28,000,000	1.1250	10/15/2024	27,366,920
Atlas Air Worldwide Holdings, Inc.	16,000,000	2.2500	6/1/2022	18,890,000
Echo Global Logistics, Inc.	1,000,000	2.5000	5/1/2020	1,106,836
Kansas City Southern - Goldman Sachs Group, Inc. Synthetic	100,000	0.0000	2/16/2021	94,778
				60,223,534

TOTAL CONVERTIBLE BONDS				956,723,954
(Cost - $933,655,465)

OTHER CONVERTIBLE NOTES - 2.97%	Shares	Dividend Rate (%)
REITS - 2.97%
Great Ajax Corp.	621,640	7.2500	4/30/2024	15,491,269
Sutherland Asset Management Corp.	600,000	7.0000	8/15/2023	15,669,000
TOTAL OTHER CONVERTIBLE NOTES				31,160,269
(Cost - $30,675,421)

	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 3.43%
United States Treasury Notes	$25,000,000	0.0000	8/30/2018	24,961,815
United States Treasury Notes	5,000,000	0.7500	10/31/2018	4,984,206
United States Treasury Notes	5,000,000	0.7500	2/15/2019	4,959,863
United States Treasury Notes	1,000,000	1.0000	6/30/2019	987,304
TOTAL U.S. TREASURY OBLIGATIONS				35,893,188
(Cost - $35,954,244)
	Shares
SHORT-TERM INVESTMENTS - 1.72%
MONEY MARKET FUND - 1.72%
Milestone Treasury Obligations Portfolio - Institutional Class	18,072,250	1.7300 +		18,072,250
TOTAL SHORT-TERM INVESTMENTS
(Cost - $18,072,250)

TOTAL INVESTMENTS - 99.44%
(Cost - $1,018,357,380) (a)				$1,041,849,661
OTHER ASSETS LESS LIABILITIES - 0.56%				5,858,767
NET ASSETS - 100.00%				$1,047,708,428

+ Variable rate security. Interest rate is as of July 31, 2018.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents estimated cost for financial reporting purposes. Aggregate cost for federal tax purposes is $994,431,786 and differs from value by estimated net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:				$77,528,230
	Unrealized Depreciation:			(30,110,355)
	Net Unrealized Appreciation:			$47,417,875

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
TOTAL RETURN SWAP	Notional Amount		Termination Date	Payable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated December 14, 2016 to receive total return of the Miller Convertible Bond Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95% (4.03% at July 31, 2018).	$50,000,000		12/31/2018	$211,872

PORTFOLIO ANALYSIS
As of July 31, 2018
% of Net
Sector	Assets
Financial	40.53%
Industrial	12.39%
Consumer, Non cyclical	10.81%
Technology	8.86%
Energy	7.91%
Communications	7.66%
Consumer, Cyclical	6.13%
Government	3.43%
Short-Term Investments	1.72%
Other Assets Less Liabilities	0.56%
100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 134.53%
AEROSPACE/DEFENSE - 2.65%
Kaman Corp. *	$3,000,000	3.2500	5/1/2024	$3,506,046

AUTO MANUFACTURERS - 4.93%
General Motors Co. - Societe Generale SA Synthetic *	4,000,000	0.0000	11/16/2021	4,117,600
Horizon Global Corp. *	3,399,000	2.7500	7/1/2022	2,410,075
				6,527,675
BANKS - 3.62%
BofA Finance LLC *	5,000,000	0.2500	5/1/2023	4,800,000

BIOTECHNOLOGY - 2.32%
Ligand Pharmaceuticals, Inc. - 144A *	2,900,000	0.7500	5/15/2023	3,079,585

BUILDING MATERIALS - 0.73%
Patrick Industries, Inc. - 144A *	1,000,000	1.0000	2/1/2023	967,782

COMMERCIAL SERVICES - 3.31%
Square, Inc. - 144A *	4,000,000	0.5000	5/15/2023	4,388,424

COMPUTERS - 3.95%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	5,300,000	0.000	3/17/2023	5,232,550

DIVERSIFIED FINANCIAL SERVICES - 11.87%
Cowen, Inc. - 144A *	5,000,000	3.0000	12/15/2022	5,525,000
Granite Point Mortgage Trust, Inc. - 144A *	3,000,000	5.6250	12/1/2022	3,070,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	5,400,000	4.1250	9/1/2022	5,098,145
PRA Group, Inc. *	1,000,000	3.0000	8/1/2020	965,745
PRA Group, Inc. *	1,000,000	3.5000	6/1/2023	1,068,800
				15,728,217
ELECTRONICS - 7.74%
II-VI, Inc. - 144A *	4,200,000	0.2500	9/1/2022	4,427,455
TTM Technologies, Inc. *	1,500,000	1.7500	12/15/2020	2,765,214
Vishay Intertechnology, Inc. - 144A *	3,000,000	2.2500	6/15/2025	3,067,806
				10,260,475
ENERGY-ALTERNATE SOURCES - 1.55%
NextEra Energy Partners LP - 144A *	2,000,000	1.5000	9/15/2020	2,047,494

ENGINEERING & CONSTRUCTION - 4.06%
Tutor Perini Corp. *	5,400,000	2.8750	6/15/2021	5,378,486

HEALTHCARE-PRODUCTS - 1.71%
Trinity Biotech Investment Ltd. *	2,800,000	4.0000	4/1/2045	2,266,432

HOME BUILDERS - 2.54%
LGI Homes, Inc. *	1,400,000	4.2500	11/15/2019	3,364,115

INSURANCE - 8.48%
AmTrust Financial Services, Inc. *	6,500,000	2.7500	12/15/2044	6,303,050
HCI Group, Inc. *	5,000,000	4.2500	3/1/2037	4,929,710
				11,232,760
INTERNET - 9.48%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	5,500,000	0.0000	4/21/2023	5,671,600
Quotient Technology, Inc. - 144A *	3,000,000	1.7500	12/1/2022	3,242,985
Twitter, Inc. - 144A *	4,000,000	0.2500	6/15/2024	3,648,324
				12,562,909
Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 134.53% (Continued)
OIL & GAS - 8.36%
Helix Energy Solutions Group, Inc. *	$4,000,000	4.1250	9/15/2023	$5,233,464
Helix Energy Solutions Group, Inc. *	1,000,000	4.2500	5/1/2022	1,107,758
PDC Energy, Inc. *	4,500,000	1.1250	9/15/2021	4,734,230
				11,075,452
PHARMACEUTICALS - 9.55%
Jazz Investments I, Ltd. - 144A *	4,000,000	1.5000	8/15/2024	4,167,080
Pacira Pharmaceuticals, Inc. *	4,000,000	2.3750	4/1/2022	3,966,472
Supernus Pharmaceuticals, Inc. - 144A *	4,000,000	0.6250	4/1/2023	4,520,020
				12,653,572
PRIVATE EQUITY - 0.76%
Hercules Capital, Inc. *	1,000,000	4.3750	2/1/2022	1,011,466

REITS - 13.70%
Apollo Commercial Real Estate Finance, Inc. *	5,142,000	4.7500	8/23/2022	5,104,967
Arbor Realty Trust, Inc. -144A *	4,000,000	5.2500	7/1/2021	3,948,408
New York Mortgage Trust, Inc. *	3,015,000	6.2500	1/15/2022	3,011,231
Redwood Trust, Inc. *	2,000,000	4.7500	8/15/2023	1,958,806
Western Asset Mortgage Capital Corp. *	4,000,000	6.7500	10/1/2022	4,132,348
				18,155,760
RETAIL - 2.86%
EZCORP, Inc. - 144A *	4,000,000	2.3750	5/1/2025	3,787,000

SEMICONDUCTORS - 9.64%
ON Semiconductor Corp. *	2,500,000	1.6250	10/15/2023	3,140,688
Rambus, Inc. - 144A *	5,000,000	1.3750	2/1/2023	4,677,305
Synaptics, Inc. *	5,000,000	0.5000	6/15/2022	4,958,230
				12,776,223
SOFTWARE - 2.28%
Akami Technologies, Inc. - 144A *	3,000,000	0.1250	5/1/2025	3,020,055

TELECOMMUNICATIONS - 8.74%
Calamp Corp. -144A *	3,000,000	2.0000	8/1/2025	2,965,521
Finisar Corp. *	5,000,000	0.5000	12/15/2036	4,515,475
Viavi Solutions, Inc. - 144A *	4,000,000	1.7500	6/1/2023	4,105,000
				11,585,996
TRANSPORTATION - 9.70%
Aegean Marine Petroleum Network, Inc. *	5,500,000	4.2500	12/15/2021	3,052,500
Air Transport Services Group, Inc. - 144A *	5,200,000	1.1250	10/15/2024	5,082,428
Atlas Air Worldwide Holdings, Inc. *	4,000,000	2.2500	6/1/2022	4,722,500
				12,857,428

TOTAL CONVERTIBLE BONDS
(Cost - $173,021,693)				178,265,902

OTHER CONVERTIBLE NOTES - 6.35%	Shares	Dividend Rate (%)
REITS - 6.35%
Great Ajax Corp. *	170,000	7.2500	4/30/2024	4,236,400
Sutherland Asset Management Corp. *	160,000	7.0000	8/15/2023	4,178,400
TOTAL OTHER CONVERTIBLE NOTES				8,414,800
(Cost - $8,255,478)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 1.07%
United States Treasury Notes *	1,000,000	1.2500	3/31/2021	961,816
United States Treasury Notes *	500,000	1.2500	7/31/2023	462,891
TOTAL U.S. TREASURY OBLIGATIONS				1,424,707
(Cost - $1,477,485)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Security	Shares	Interest Rate (%)		Fair Value

SHORT-TERM INVESTMENTS - 5.63%
MONEY MARKET FUND - 5.63%
Milestone Treasury Obligations Portfolio - Institutional Class	7,458,167	1.7300 +		$7,458,167
TOTAL SHORT-TERM INVESTMENTS
(Cost - $7,458,167)

TOTAL INVESTMENTS - 147.58%
(Cost - $190,212,823) (a)				$195,563,576
LIABILITIES IN EXCESS OF OTHER ASSETS - (47.58)%				(63,052,537)
NET ASSETS - 100.0%				$132,511,039

+ Variable rate security. Interest rate is as of July 31, 2018.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of July 31, 2018.

(a) Represents estimated cost for financial reporting purposes. Aggregate cost for federal tax purposes is $187,565,482 and differs from value by estimated net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$13,114,545
			Unrealized Depreciation:	(5,116,451)
			Net Unrealized Appreciation:	$7,998,094

TOTAL RETURN SWAP	Notional Amount		Termination Date	Receivable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated November 14, 2016 to receive total return of the Miller Convertible Plus Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.25% (4.33% at July 31, 2018).	$10,174,508		12/31/2018	$52,259

PORTFOLIO ANALYSIS
As of July 31, 2018
	% of Net
Sector	Assets
Financial	56.12%
Industrial	22.58%
Consumer, Non-cyclical	16.90%
Communications	13.94%
Energy	12.21%
Technology	11.92%
Consumer, Cyclical	7.21%
Short-Term Investments	5.63%
Government	1.07%
Liabilities in Excess of Other Assets	(47.58)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 66.38%
AUTO MANUFACTURERS - 1.44%
General Motors Co. - Societe Generale SA Synthetic	$2,000,000	0.0000	11/16/2021	$2,058,800

BANKS - 2.08%
BofA Finance LLC *	3,100,000	0.2500	5/1/2023	2,976,000

COMPUTERS - 2.07%
Apple, Inc. - JP Morgan Chase Financial	3,000,000	0.000	3/17/2023	2,961,860

DIVERSIFIED FINANCIAL SERVICES - 7.21%
Cowen, Inc. - 144A	3,100,000	3.0000	12/15/2022	3,425,500
Granite Point Mortgage Trust, Inc. - 144A	3,000,000	5.6250	12/1/2022	3,070,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,000,000	4.1250	9/1/2022	2,832,303
PRA Group, Inc.	1,000,000	3.0000	8/1/2020	965,745
				10,294,075
ELECTRONICS - 2.37%
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	1,843,476
Vishay Intertechnology, Inc. - 144A	1,500,000	2.2500	6/15/2025	1,533,903
				3,377,379
ENERGY-ALTERNATE SOURCES - 1.08%
NextEra Energy Partners LP - 144A	1,500,000	1.5000	9/15/2020	1,535,620

ENGINEERING & CONSTRUCTION - 2.72%
Tutor Perini Corp.	3,900,000	2.8750	6/15/2021	3,884,462

HEALTHCARE PRODUCTS - 0.62%
Trinity Biotech Investment, Ltd.	1,100,000	4.0000	4/1/2045	890,384

HOME BUILDERS - 1.01%
LGI Homes, Inc.	600,000	4.2500	11/15/2019	1,441,763

INSURANCE - 4.79%
AmTrust Financial Services, Inc.	4,000,000	2.7500	12/15/2044	3,878,800
HCI Group, Inc.	3,000,000	4.2500	3/1/2037	2,957,826
				6,836,626
INTERNET - 4.17%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	3,300,000	0.0000	4/21/2023	3,402,960
Quotient Technology, Inc. - 144A	1,500,000	1.7500	12/1/2022	1,621,493
Twitter, Inc.	1,000,000	1.0000	9/15/2021	929,593
				5,954,046
INVESTMENT COMPANIES - 1.05%
Goldman Sachs BDC, Inc.	1,500,000	4.5000	4/1/2022	1,499,753

MISCELLANEOUS MANUFACTURING - 1.88%
General Electric Co. - Barclays Bank PLC Synthetic	3,000,000	0.0000	8/18/2021	2,687,100

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 66.38% (Continued)
OIL & GAS - 3.40%
Helix Energy Solutions Group, Inc.	$2,000,000	4.2500	5/1/2022	$2,215,516
PDC Energy, Inc.	2,500,000	1.1250	9/15/2021	2,630,127
				4,845,643
PHARMACEUTICALS - 3.01%
Jazz Investments, Ltd. - 144A	2,500,000	1.5000	8/15/2024	2,604,425
Supernus Pharmaceuticals, Inc. - 144A	1,500,000	0.6250	4/1/2023	1,695,008
				4,299,433
PRIVATE EQUITY - 1.42%
Hercules Capital, Inc.	2,000,000	4.3750	2/1/2022	2,022,932

REITS - 11.70%
Apollo Commercial Real Estate Finance, Inc.	3,300,000	4.7500	8/23/2022	3,276,233
Arbor Realty Trust, Inc. - 144A	3,000,000	5.2500	7/1/2021	2,961,306
Blackstone Mortgage Trust, Inc.	2,800,000	4.3750	5/5/2022	2,774,288
New York Mortgage Trust, Inc.	2,000,000	6.2500	1/15/2022	1,997,500
PennyMac Corp.	2,000,000	5.3750	5/1/2020	2,010,194
Redwood Trust Inc.	2,500,000	4.7500	8/15/2023	2,448,507
Western Asset Mortgage Capital Corp.	1,200,000	6.7500	10/1/2022	1,239,704
				16,707,732
SEMICONDUCTORS - 4.60%
ON Semiconductor Corp.	1,000,000	1.6250	10/15/2023	1,256,275
Rambus, Inc. - 144A	2,500,000	1.3750	2/1/2023	2,338,652
Synaptics, Inc.	3,000,000	0.5000	6/15/2022	2,974,938
				6,569,865
TELECOMMUNICATIONS - 5.39%
Calamp Corp. -144A	2,500,000	2.0000	8/1/2025	2,471,268
Finisar Corp.	3,000,000	0.5000	12/15/2036	2,709,285
Viavi Solutions, Inc.	1,700,000	1.0000	3/1/2024	1,697,025
Viavi Solutions, Inc. - 144A	800,000	1.7500	6/1/2023	821,000
				7,698,578
TRANSPORTATION - 4.37%
Aegean Marine Petroleum Network, Inc.	2,475,000	4.2500	12/15/2021	1,373,625
Air Transport Services Group, Inc. - 144A	2,800,000	1.1250	10/15/2024	2,736,692
Atlas Air Worldwide Holdings, Inc.	1,800,000	2.2500	6/1/2022	2,125,125
				6,235,442

TOTAL CONVERTIBLE BONDS				94,777,493
(Cost - $93,065,639)

OTHER CONVERTIBLE NOTES - 4.65%
REITS - 4.65%	Shares	Dividend Rate (%)
Great Ajax Corp.	130,000	7.2500	4/30/2024	3,239,600
Sutherland Asset Management Corp.	130,000	7.0000	8/15/2023	3,394,950
TOTAL OTHER CONVERTIBLE NOTES				6,634,550
(Cost - $6,504,124)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 27.47%
	5,500,000	0.8750	5/15/2019	5,436,621
United States Treasury Notes	4,300,000	1.1250	2/28/2021	4,127,916
United States Treasury Notes	2,300,000	1.2500	7/31/2023	2,129,297
United States Treasury Notes	2,850,000	1.3750	2/29/2020	2,795,839
United States Treasury Notes	5,500,000	1.3750	8/31/2020	5,354,980
United States Treasury Notes	5,200,000	1.3750	5/31/2021	5,004,695
United States Treasury Notes	600,000	1.3750	12/31/2018	598,031
United States Treasury Notes	4,100,000	1.5000	1/31/2022	3,923,828
United States Treasury Notes	2,300,000	1.5000	2/28/2023	2,168,559
United States Treasury Notes	3,200,000	1.6250	5/31/2023	3,024,938
United States Treasury Notes	4,900,000	1.6250	11/15/2022	4,663,135
TOTAL U.S. TREASURY OBLIGATIONS				39,227,839
(Cost - $39,935,528)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Security	Shares	Interest Rate (%)		Fair Value

SHORT-TERM INVESTMENTS - 1.50%
MONEY MARKET FUND - 1.50%
Milestone Treasury Obligations Portfolio - Institutional Class	2,145,169	1.7300 +		$2,145,169
TOTAL SHORT-TERM INVESTMENTS
(Cost - $2,145,169)

TOTAL INVESTMENTS - 100.00%
(Cost - $141,650,460) (a)				$142,785,051
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%				3,961
NET ASSETS - 100.00%				$142,789,012

+ Variable rate security. Interest rate is as of July 31, 2018.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents estimated cost for financial reporting purposes. Aggregate cost for federal tax purposes is $139,825,684 and differs from value by estimated net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$6,210,350
			Unrealized Depreciation:	(3,250,983)
			Net Unrealized Appreciation:	$2,959,367

PORTFOLIO ANALYSIS
As of July 31, 2018
	% of Net
Sector	Assets
Financial	40.68%
Government	27.47%
Industrial	8.49%
Communications	7.18%
Energy	5.43%
Technology	4.60%
Consumer, Non-cyclical	3.64%
Short-Term Investments	1.50%
Consumer, Cyclical	1.01%
Other Assets in Excess of Liabilities	0.00%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018
The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of July 31, 2018 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$956,723,954	$-	$956,723,954
Other Convertible Notes*	31,160,269	-	-	31,160,269
U.S. Treasury Obligations	-	35,893,188	-	35,893,188
Short-Term Investments	18,072,250	-	-	18,072,250
Total Investments in Securities	$49,232,519	$992,617,142	$-	$1,041,849,661

Liabilities
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swap**	$-	$211,872	$-	$211,872

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$178,265,902	$-	$178,265,902
Other Convertible Notes*	8,414,800	-	-	8,414,800
U.S. Treasury Obligations	-	1,424,707	-	1,424,707
Short-Term Investments	7,458,167	-	-	7,458,167
Total Investments in Securities	$15,872,967	$179,690,609	$-	$195,563,576

Assets
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swap**	$-	$52,259	$-	$52,259

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$94,777,493	$-	$94,777,493
Other Convertible Notes*	6,634,550	-	-	6,634,550
U.S. Treasury Obligations	-	39,227,839	-	39,227,839
Short-Term Investments	2,145,169	-	-	2,145,169
Total Investments in Securities	$8,779,719	$134,005,332	$-	$142,785,051

* Please refer to the Schedule of Investments for industry classification.
** Represents the receivable or payable for the open swap contract.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value,U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the period ended July 31, 2018, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. At July 31, 2018, the payable for open swap contracts was $211,872, for the Convertible Bond Fund, and the receivable for open swap contracts was $52,259, for the Convertible Plus Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 9/28/18